Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

July 29, 2021

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Delaware Group Equity Funds IV (the “Registrant”) File Nos. 811-04413; 033-00442

Dear Ms. Hahn:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information relating solely to the Delaware Healthcare Fund, Delaware Small Cap Growth Fund, and Delaware Smid Cap Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 81 (the "Amendment") to the Registrant's Registration Statement on Form N-1A.  The Amendment was filed with the Securities and Exchange Commission electronically on July 28, 2021.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours, /s/ Jonathan M. Kopcsik Jonathan M. Kopcsik

cc:	Earthen Johnson Macquarie Investment Management
Bruce G. Leto